REPORTING SEGMENTS	121 Months Ended	124 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Segment Reporting [Abstract]
REPORTING SEGMENTS
14.	REPORTING SEGMENTS

The Company recognizes two reporting segments for the year ended December 31, 2019 and consists of strategic opportunistic properties and single-family homes. All corporate related costs are included in the strategic opportunistic properties segment to align with how financial information is presented to the chief operating decision maker. The selected financial information for the two reporting segments for the year ended December 31, 2019 is as follows:

	Year Ended December 31, 2019
	Strategic Opportunistic Properties	Single-Family Homes	Total
Total revenues	$91,351	$1,807	$93,158

Total expenses	(130,516)	(2,374)	(132,890)

Total other income (loss)	28,944	(4,461)	24,483

Net loss before income taxes	$(10,221)	$(5,028)	$(15,249)

Total assets related to the two reporting segments as of December 31, 2019 are as follows:

	December 31, 2019
	Strategic Opportunistic Properties	Single-Family Homes	Total
Total assets	$921,917	$119,325	$1,041,242

13.	REPORTING SEGMENTS

The Company recognizes two reporting segments for the three months ended March 31, 2020 and consists of strategic opportunistic properties and single-family homes. All corporate related costs are included in the strategic opportunistic properties segment to align with how financial information is presented to the chief operating decision maker. The selected financial information for the two reporting segments for the three months ended March 31, 2020 is as follows (in thousands):

	Three Months Ended March 31, 2020
	Strategic Opportunistic Properties	Single- Family Homes	Total
Total revenues	$21,752	$2,849	$24,601

Total expenses	(12,896)	(3,540)	(16,436)

Total other loss	(25,804)	—	(25,804)

Net loss	$(16,948)	$(691)	$(17,639)

Total assets related to the two reporting segments as of March 31, 2020 and December 31, 2019 are as follows (in thousands):

	March 31, 2020
	Strategic Opportunistic Properties	Single-Family Homes	Total
Total assets	$924,877	$118,042	$1,042,919

	December 31, 2019
	Strategic Opportunistic Properties	Single-Family Homes	Total
Total assets	$921,917	$119,325	$1,041,242